Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Expected useful lives	7 years			7 years
Deposits received advance from customers	$ 1,298,959	$ 1,377,535
Percentage of lease term	75.00%			75.00%
Advertising expense	$ 56,562	65,841	$ 67,994
Grants received	$ 14,826	17,079	19,436
Percentage of tax benefit	50.00%
Unrecognized deferred tax assets and liabilities
Contributions amount	$ 325,484	$ 248,842	$ 181,512
Number of reportable segments not disclosed	Segment
Exceeds of revenue, percentage	10.00%			10.00%
Operating segments	2
Singapore [Member]
Summary of Significant Accounting Policies [Line Items]
Compensation limit	$ 77,515			$ 100,000
Cash balances	$ 2,100,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of GST levied on products	0.00%	0.00%	8.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of GST levied on products	9.00%	9.00%	0.00%
Operating Segments [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of exceeds of profit.	10.00%
Percentage of exceeds of combined assets	10.00%